Real Estate Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Real Estate Assets, Net
3. Real Estate Assets, Net
The following table summarizes the carrying amounts of our consolidated real estate assets (in thousands):

	March 31, 2022	December 31, 2021
Land	$202,531	$202,531
Buildings and improvements	1,076,901	1,074,126
Furniture, fixtures and equipment	43,629	37,463
Intangible assets	34,905	34,905
Construction in progress (1)	137,040	127,493

	1,495,006	1,476,518
Less: Accumulated depreciation and amortization (2)	(78,453)	(68,035)

Real estate assets, net	$1,416,553	$1,408,483

(1)	Includes construction in progress for our development projects and capitalized costs for improvements not yet placed in service at our stabilized properties.

(2)	Includes the amortization of $33.2 million of in-place lease assets acquired with the CRII Merger over a period of six months in 2021.
We did not have real estate asset acquisitions or business combinations during the three months ended March 31, 2022. Below is a description of the mergers that occurred in 2021.
CRII Merger
On May 7, 2021, we completed the CRII Merger, which was accounted for as a business combination in accordance with ASC 805,
Business Combinations
(“ASC 805”). Based on an evaluation of the relevant factors and the guidance in ASC 805, CCI was determined to be both the legal and accounting acquirer. In order to make this consideration, various factors were analyzed including which entity issued its equity interests, relative voting rights, existence of noncontrolling interests, control of the board of directors, management composition, relative size, transaction initiation, operational structure, relative composition of employees, and other factors. The most significant factor identified was the relative voting rights, as CCI stockholders hold the majority of the controlling financial (voting) interests. CCI also initiated the transaction and was the entity issuing common equity interests in the merger.
The consideration given in exchange for CRII was as follows ($ in thousands, except share and per share data):

CRII Common stock issued and outstanding	213,434
Exchange ratio	2.015

CCI common stock issued as consideration	430,070
CCI’s estimated value per share as of May 7, 2021	$10.83

Value of CCI common stock issued as consideration	$4,658

The allocation of the purchase price below required significant judgment and represented management’s best estimate of the fair value as of the acquisition date. The following table shows the purchase price allocation of CRII’s identifiable asset and liabilities assumed as of May 7, 2021 ($ in thousands):

Assets
Real estate assets (1)	$1,291,030
Investments in unconsolidated real estate entities	120,775
Cash and cash equivalents	31,799
Restricted cash	20,144
Other assets (2)	42,325

Total assets acquired	$1,506,073
Liabilities
Mortgage notes, net	$622,095
Construction loans	64,114
Preferred stock	143,979
Unsecured promissory notes	48,643
Accounts payable, accrued expenses and other liabilities	40,926

Total liabilities assumed	919,757

Consolidated net assets acquired	586,316
Noncontrolling interests (3)	(581,659)

Net assets acquired	$4,657

(1)
Real estate assets acquired in connection with the CRII Merger include $33.2 million of intangible lease assets, which have a weighted-average amortization period of 0.5 years. As such, based on the May 7, 2021 merger date, the intangible lease assets acquired from the CRII Merger have been fully amortized by December 31, 2021.
(2)
Other assets includes $32.1 million of intangible assets from the CRII Merger. Of this amount, $8.0 million relates to a promote asset which was removed upon the closing of the CMRI Merger and CMR II Merger on July 15, 2021. The remaining $24.1 million of intangible assets have a weighted-average amortization period of 8.8 years, and include $22.2 million related to the acquisition of CRII’s property management and ancillary businesses (with a weighted-average amortization period of 9.2 years) and $1.9 million related to acquired disposition fees on certain properties and promotes on development assets (with a weighted-average amortization period of 3.8 years).

(3)
The fair value of noncontrolling interests is based on the fair value of assets and liabilities held by the noncontrolling interests at their ownership share. These values were determined using methods similar to those used by independent appraisers, and include using replacement cost estimates less depreciation, discounted cash flows, market comparisons, and direct capitalization of net operating income.

As a result of the CRII Merger we consolidated 17 multifamily apartment communities and four development properties as well as added six multifamily apartment communities accounted for under the equity method of accounting.
The results of operations for the CRII Merger are included in the Company’s statements of operations beginning on the May 7, 2021 merger closing date onward. For the three months ended March 31, 2022, the accompanying statements of operations include the following revenue and net income generated from the assets acquired and liabilities assumed with the CRII Merger (unaudited, in thousands):

Revenue	$26,396
Net income	$20,114
Pro Forma Financial Information (unaudited)
The following condensed pro forma operating information is presented as if the CRII Merger occurred in 2020 and had been included in operations as of January 1, 2020. The pro forma operating information excludes certain nonrecurring adjustments, such as acquisition fees and expenses incurred, to reflect the pro forma impact the acquisition would have on earnings on a continuous basis (in thousands):

	Three Months Ended March 31,
	2022	2021
Pro forma revenue:
Historic results	$30,559	$3,417
CRII Merger (excluding those in historic results)	—	25,147

Total	$30,559	$28,564

Pro forma net loss:
Historic results	$(6,888)	$(3,010)
CRII Merger (excluding those in historic results)	—	(7,959)

Total	$(6,888)	$(10,969)

The pro forma information is not necessarily indicative of the results which actually would have occurred if the business combination had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods.

CMRI Merger and CMRII Merger
With the closing of the CRII Merger in May 2021, we consolidated the properties that CMRI and CMRII invested in through joint ventures with CROP. As a result of the consummation of the CMRI Merger and the CMRII Merger in July 2021, our ownership interest in these properties increased to 100%. The acquisition of an additional ownership interest of a consolidated entity is accounted for as an equity transaction. Accordingly, CMRI’s and CMRII’s noncontrolling interest in the properties was reduced by its carrying amount and the difference between the carrying amount and the consideration paid was recorded as an adjustment to our equity through additional paid-in
capital. Information regarding these equity transactions is as follows (in thousands, except share and per share data):

2021 Consideration	CMRI Merger	CMRII Merger
Common stock issued and outstanding	4,904,045	4,881,490
Exchange ratio	1.175	1.072

CCI common stock issued as consideration	5,762,253	5,232,957
Per share value of CCI Common Stock	$11.7865	$11.7865

Fair value of CCI Common Stock issued	$67,917	$61,678
Settlement of promote	5,585	2,424
Settlement of CMRI and CMRII promissory notes and interest with CROP	1,545	2,475
Net liabilities assumed	2,223	1,477

Total consideration	$77,270	$68,054

2021 Change in equity	CMRI Merger	CMRII Merger
Carrying amount of noncontrolling interest	$79,447	$63,752
Total consideration	77,270	68,054

Additional paid in capital adjustment	$2,177	$(4,302)

Fair value of CCI Common Stock issued	$67,917	$61,678
Additional paid in capital adjustment	2,177	(4,302)

Total change in equity	$70,094	$57,376

3. Real Estate Assets, Net
The following table summarizes the carrying amounts of our consolidated real estate assets ($ in thousands):

	December 31, 2021		December 31, 2020
Land	$202,531		$23,894
Building and improvements	1,074,126		139,110
Furniture, fixtures and equipment	37,463		3,983
Intangible assets	34,905		3,809
Construction in progress (1)	127,493		—

	1,476,518		170,796
Less: Accumulated depreciation and amortization	(68,035	) (2)	(9,704)

Real estate assets, net	$1,408,483		$161,092

(1)	Includes construction in progress for our development projects and capitalized costs for improvements not yet placed in service at our stabilized properties.
(2)	Includes the amortization of $33.2 million of in-place lease assets acquired with the CRII Merger over a period of six months in 2021.
CRII Merger
On May 7, 2021, we completed the CRII Merger. The CRII Merger was accounted for as a business combination in accordance with ASC 805,
Business Combinations
(“ASC 805”). Based on an evaluation of the relevant factors and the guidance in ASC 805, CCI was determined to be both the legal and accounting acquirer.

In order to make this consideration, various factors have been analyzed including which entity issued its equity interests, relative voting rights, existence of noncontrolling interests, control of the board of directors, management composition, relative size, transaction initiation, operational structure, relative composition of employees, and other factors. The most significant factor identified was the relative voting rights, as CCI stockholders hold the majority of the controlling financial (voting) interests. CCI also initiated the transaction and was the entity issuing common equity interests in the merger.
The consideration given in exchange for CRII is as follows ($ in thousands, except share and per share data):

CRII Common stock issued and outstanding	213,434
Exchange ratio	2.015

CCI common stock issued as consideration	430,070
CCI’s estimated value per share as of May 7, 2021	$10.83

Value of CCI common stock issued as consideration	$4,658

The allocation of the purchase price below requires significant judgment and represents management’s best estimate of the fair value as of the acquisition date. The following table shows the purchase price allocation of CRII’s identifiable asset and liabilities assumed as of May 7, 2021 ($ in thousands):

Assets
Real estate assets (1)	$1,291,030
Investments in unconsolidated real estate entities	120,775
Cash and cash equivalents	31,799
Restricted cash	20,144
Other assets (2)	42,325

Total assets acquired	$1,506,073
Liabilities
Mortgage notes, net	$622,095
Construction loans	64,114
Preferred stock	143,979
Unsecured promissory notes	48,643
Accounts payable, accrued expenses and other liabilities	40,926

Total liabilities assumed	919,757

Consolidated net assets acquired	586,316
Noncontrolling interests (3)	(581,659)

Net assets acquired	$4,657

(1)
Real estate assets acquired in connection with the CRII Merger include $33.2 million of intangible lease assets, which have a weighted-average amortization period of 0.5 years. As such, based on the May 7, 2021 merger date, the intangible lease assets acquired from the CRII Merger have been fully amortized by December 31, 2021.

(2)
Other assets includes $32.1 million of intangible assets from the CRII Merger. Of this amount, $8.0 million relates to a promote asset which was removed upon the closing of the CMRI and CMR II Mergers on July 15, 2021. The remaining $24.1 million of intangible assets have a weighted-average amortization period of 8.8 years, and include $22.2 million related to the acquisition of CRII’s property management and ancillary businesses (with a weighted-average amortization period of 9.2 years) and $1.9 million related to acquired disposition fees on certain properties and promotes on development assets (with a weighted-average amortization period of 3.8 years).

(3)
The fair value of noncontrolling interests is based on the fair value of assets and liabilities held by the noncontrolling interests at their ownership share. These values were determined using methods similar to those used by independent appraisers, and include using replacement cost estimates less depreciation, discounted cash flows, market comparisons, and direct capitalization of net operating income.

As a result of the CRII Merger we consolidated 17 multifamily apartment communities and four development projects as well as added six multifamily apartment communities accounted for under the equity method of accounting.
The revenue and net loss generated from the assets acquired and liabilities assumed with the CRII Merger since the May 7, 2021 acquisition date to December 31, 2021 are as follows (unaudited, in thousands):

Revenue	$70,211
Net loss	$(36,830)
Pro Forma Financial Information (unaudited)
The following condensed pro forma operating information is presented as if the CRII Merger occurred in 2020 and had been included in operations as of January 1, 2020. The pro forma operating information excludes certain nonrecurring adjustments, such as acquisition fees and expenses incurred, to reflect the pro forma impact the acquisition would have on earnings on a continuous basis (in thousands):

	Year Ended December 31,
	2021	2020
Pro forma revenue:
Historic results	$83,181	$11,325
CRII Merger (excluding those in historic results)	34,140	88,535

Total	$117,321	$99,860

Pro forma net loss:
Historic results	$(106,904)	$(8,551)
CRII Merger (excluding those in historic results)	(13,298)	(70,902)

Total	$(120,202)	$(79,453)

The pro forma information is not necessarily indicative of the results which actually would have occurred if the business combination had occurred on the first day of the periods presented, nor does the pro forma financial information purport to represent the results of operations for future periods. Pro forma net losses for the year ended December 31, 2020 include the amortization of $33.2 million of intangible lease assets, which have a weighted-average amortization period of 0.5 years.
CMRI Merger and CMRII Merger
We consolidated the properties that CMRI and CMRII invested in through joint ventures with CROP with the closing of the CRII Merger in May 2021. As a result of the CMRI Merger and the CMRII Merger in July 2021, our ownership interest in these properties increased to 100%. The acquisition of an additional ownership interest of a consolidated entity is accounted for as an equity transaction. Accordingly, CMRI’s and CMRII’s noncontrolling interest in the properties was reduced by its carrying amount and the difference between the carrying amount and the consideration paid was recorded as an adjustment to our equity through additional paid-in
capital. Information regarding these equity transactions is as follows (in thousands, except share and per share data):

Consideration	CMRI Merger	CMRII Merger
Common stock issued and outstanding	4,904,045	4,881,490
Exchange ratio	1.175	1.072

CCI common stock issued as consideration	5,762,253	5,232,957
Per share value of CCI Common Stock	$11.7865	$11.7865

Fair value of CCI Common Stock issued	$67,917	$61,678
Settlement of promote	5,585	2,424
Settlement of CMRI and CMRII promissory notes and interest with CROP	1,545	2,475
Net liabilities assumed	2,223	1,477

Total consideration	$77,270	$68,054

Change in equity	CMRI Merger	CMRII Merger
Carrying amount of noncontrolling interest	$79,447	$63,752
Total consideration	77,270	68,054

Additional paid in capital adjustment	$2,177	$(4,302)

Fair value of CCI Common Stock issued	$67,917	$61,678
Additional paid in capital adjustment	2,177	(4,302)

Total change in equity	$70,094	$57,376

Asset acquisitions
During 2020, we acquired Cottonwood One Upland, a multifamily community in the Greater Boston area for $103.6 million, excluding closing costs. We funded the purchase with an initial draw of $50.0 million from our $67.6 million credit facility with JP Morgan and proceeds from our offerings. Acquired assets and liabilities were recorded at relative fair value as an asset acquisition (Note 2). The following table summarizes the purchase price allocation Cottonwood One Upland during the year ended December 31, 2020 (in thousands):

	Allocated Amounts
Property	Building	Land	Land Improvements	Personal Property	Intangible	Total
Cottonwood One Upland	$82,146	$14,515	$3,009	$1,967	$2,305	$103,942
The weighted-average amortization period for the intangible lease assets acquired in connection with the Cottonwood One Upland acquisition was 0.5 years after the March 19, 2020 acquisition date. As such, the intangible lease assets acquired from the Cottonwood One Upland acquisition have been fully amortized by December 31, 2020.
Alpha Mill Transaction
On November 2, 2021, we sold TIC interests in Alpha Mill totaling 43% to certain unaffiliated third parties through a private offering for $34.8 million. Under the terms of the private offering, we have the option to re-acquire
the TIC interests at fair value beginning on the second anniversary after the sale. The purchaser may elect to receive limited partnership units in CROP (our Operating Partnership) or cash in the event we exercise our option.
As
a result of this transaction, Alpha Mill was deconsolidated and we recorded a gain on sale of $10.8 million. After November 2, 2021, our remaining ownership interest in Alpha Mill is recorded as an investment in unconsolidated real estate.